CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
NET REVENUES:
Grant Revenue	$ 0	$ 52,768	$ 0	$ 102,059	$ 126,027	$ 173,889
TOTAL NET REVENUES	0	52,768	0	102,059	126,027	173,889
OPERATING EXPENSES:
Research and development	287,665	148,959	307,392	250,237	554,701	224,933
General and administrative	1,202,307	458,581	1,566,414	909,767	1,900,443	1,010,764
TOTAL OPERATING EXPENSES	1,489,972	607,540	1,873,806	1,160,004	2,455,144	1,235,697
LOSS FROM OPERATIONS	(1,489,972)	(554,772)	(1,873,806)	(1,057,945)	(2,329,117)	(1,061,808)
OTHER INCOME (EXPENSE):
Interest expense, net	(399,204)	(15,980)	(614,367)	(31,960)	(146,909)	(30,764)
Other (expense) income, net					0	36,183
Loss on conversion of convertible debt					0	(61,815)
Realized gain on investment					0	3,901,974
Net gains and losses recognized on marketable security	0	(213,664)	0	(543,010)	(942,982)	(1,040,727)
Impairment on investment					(27,490)	0
Change in fair value of derivative liabilities	(169,776)	0	121,389	0	(4,367)	0
TOTAL OTHER INCOME (EXPENSE)	(568,980)	(229,644)	(492,978)	(574,970)	(1,121,748)	2,804,851
NET LOSS BEFORE INCOME TAX	(2,058,952)	(784,416)	(2,366,784)	(1,632,915)	(3,450,865)	1,743,043
Income tax expense	0	0	0	0	0	811,984
NET LOSS	(2,058,952)	(784,416)	(2,366,784)	(1,632,915)	(3,450,865)	931,059
Net loss attributable to noncontrolling interests	0	(2,341)	0	(4,875)	(6,828)	(5,756)
Net loss attributable to Kannalife, Inc.	$ (2,058,952)	$ (782,075)	$ (2,366,784)	$ (1,628,040)	$ (3,444,037)	$ 936,815
Loss attributable to Kannalife, Inc. per common share - basic	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.05)	$ 0.01
Loss attributable to Kannalife, Inc. per common share - diluted	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.05)	$ 0.01
Weighted average common shares outstanding - basic	74,240,141	69,854,141	74,232,600	69,854,141	71,228,125	64,417,684
Weighted average common shares outstanding - diluted	74,240,141	69,854,141	74,232,600	69,854,141	71,228,125	68,849,054